Acquisition (Details 1) (USD $)	Dec. 31, 2011
Assets
Inventory	$ 3,053,859
Furniture, fixtures and equipment, net	2,386,782
VAT Recoverable	144,654
Goodwill	452,449
Net assets acquired	6,037,744
Cash paid for acquisition	$ 6,037,744